Business and risks - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2020	Jun. 30, 2020
Nature Of Operations [Line Items]
Fair value of services exchanged for equity method investment		$ 2,000
Fractal Dx Technology [Member] | Verci DX [Member]
Nature Of Operations [Line Items]
Fair value of services exchanged for equity method investment	$ 2,000